CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Change in cumulative translation adjustment, tax	$ (3,884)	$ 960	$ (43)
Change in unrealized fair value of cash flow hedges, tax	(475)	(678)	1,171
Change in unrecognized prior service pension credits/costs, tax	196	308	(673)
Change in unrecognized actuarial pension gains/losses, tax	14,297	(16,182)	21,742
Other comprehensive loss from discontinued operations - change in cumulative translation adjustment (net of tax of $0, $0 and $0)	0	0	0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, Tax, Discontinued Operations	4	8	(57)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax, Discontinued Operations	887	(1,263)	1,051
Net income attributable to noncontrolling interests, tax	0	(124)	(2,877)
Net income attributable to noncontrolling interests, discontinued operations, tax	2,187	2,511	1,876
Change in cumulative translation adjustment attributable to noncontrolling interests, tax	$ 0	$ 0	$ 0